Marketable Securities	12 Months Ended
Mar. 31, 2021
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE 3: — MARKETABLE SECURITIES

a.	Marketable securities:

	March 31,
	2021	2020
Short-term marketable securities	$418,480	$595,383
Long-term marketable securities	557,209	459,639
	$975,689	$1,055,022

b.	The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2021				2020
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Corporate bonds	$679,315	$4,823	$—	$684,138	$686,365	$(6,305)	$—	$680,060
Government securities	146,057	249	—	146,306	271,004	2,438	—	273,442
Commercial paper	47,934	4	—	47,938	45,329	(21)	—	45,308
Certificates of deposit	42,897	27	—	42,924	33,276	(78)	—	33,198
Municipal bonds	23,479	82	—	23,562	—	—	—	—
Preferred stock - equity instrument	10,475	—	77	10,553	7,099	—	(1,098)	6,001
Preferred stock - debt instrument	2,990	44	—	3,033	6,195	(1,129)	—	5,066
Other securities	17,115	120	—	17,235	12,129	(182)	—	11,947
Total marketable securities	$970,262	$5,350	$77	$975,689	$1,061,397	$(5,277)	$(1,098)	$1,055,022

At March 31, 2021 and 2020, the gross unrealized gain (loss) excludes $423 and $2,502 of other comprehensive income relating to marketable securities for foreign exchange gain, respectively.

As of March 31, 2021, no other than temporary impairment charges were recorded.

c.	The estimated fair value of marketable securities as of March 31, 2021 and 2020, by contractual maturity, are as follows:

	March 31,
	2021		2020
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$956,797	$962,103	$1,044,537	$1,040,549
Matures in more than five years	2,990	3,033	9,761	8,472
	959,787	965,136	1,054,298	1,049,021
Investment at fair value through Profit & Loss	10,475	10,553	7,099	6,001
	$970,262	$975,689	$1,061,397	$1,055,022